Operating Expenses by Nature - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense By Nature [Abstract]
Research and development expense	$ 54,912	$ 23,711	$ 16,892